UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to October 3, 2016

Date of Report (Date of earliest event reported): February 1, 2017

Commission File Number of securitizer: 025-00876

Central Index Key Number of securitizer: 0001549334

Global One Financial, Inc.1

Tara Eliza Castillo, Esq.

(202) 239-3300

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Global One Financial, Inc., as securitizer, is filing this Form ABS-15G in respect of all insurance product premium loan asset-backed securities sponsored by it and outstanding during the reporting period, including insurance product premium loan asset-backed securities privately issued by its affiliated securitizers: (i) Global One Funding, LLC, (ii) Global One Funding II, LLC, (iii) Global One Funding IV, LLC, (iv) Global One Funding VI, LLC and (v) Global One Funding VII, LLC.

PART I—REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Global One Financial, Inc. has indicated by check mark that there is no activity to report for the annual period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

On October 3, 2016, all of the asset-backed securities sponsored by the securitizer and privately issued by the affiliated securitizers listed in footnote 1 on the cover of this Form ABS-15G were redeemed in full. From and after such date, no asset-backed securities sponsored by the securitizer or such affiliated securitizers were outstanding and held by non-affiliates. In light of the foregoing, the securitizer gives notice of termination of its duty to file reports pursuant to subsection (c)(3) of Rule 15Ga-1 of the Securities and Exchange Act of 1934, as amended (17 CFR 240.15Ga-1(c)(3)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GLOBAL ONE FINANCIAL, INC. (Securitizer)

By:	/s/ Daniel Courchesne
Name: Daniel Courchesne Title: President

Date: February 1, 2017